Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transaction
Total assets due from related party, non-current	$ 1,350	$ 1,350
Total liabilities due to related party, current	1,555	1,472
Security deposits to Manager
Related party transaction
Total assets due from related party, non-current	1,350	1,350
Total assets due from related party
Related party transaction
Total assets due from related party, non-current	1,350	1,350
Working capital due to Manager
Related party transaction
Total liabilities due to related party, current	615	836
Executive service charges due to Manager
Related party transaction
Total liabilities due to related party, current	143	135
Administrative service charges due to Manager
Related party transaction
Total liabilities due to related party, current	30	30
Other Partnership expenses due to Manager
Related party transaction
Total liabilities due to related party, current	$ 767	$ 471